united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 06/30

Date of reporting period: 03/31/16

Item 1. Schedule of Investments.

Ladenburg Income Fund
PORTFOLIO OF INVESTMENTS
March 31, 2016 (Unaudited)
Shares			Value

	MUTUAL FUNDS - 159.0%
	ALTERNATIVE INVESTMENT - 9.8%
163	AQR Style Premia Alternative LV Fund		$ 1,703
109	JPMorgan Hedged Equity Fund		1,744
			3,447
	DEBT FUND - 108.4%
54	iShares 0-5 Year High Yield Corporate Bond ETF		2,432
83	iShares 1-3 Year Credit Bond ETF		8,750
69	iShares GNMA Bond ETF		3,492
225	SPDR Doubleline Total Return Tactical ETF		11,110
103	Vanguard Intermediate-Term Bond ETF		8,886
43	Vanguard Short-Term Bond ETF		3,467
			38,137
	EQUITY FUND - 40.8%
35	JPMorgan Diversified Return International Equity ETF		1,737
108	Schwab U.S. Large-Cap Growth ETF		5,661
100	Schwab U.S. Large-Cap Value ETF		4,321
13	Vanguard Mid-Cap Growth ETF		1,304
15	Vanguard Mid-Cap Value ETF		1,307
			14,330
	TOTAL MUTUAL FUNDS - (Cost - $54,647)		55,914

	TOTAL INVESTMENTS - 159.0% (Cost - $54,647) (a)		$ 55,914
	LIABILITIES LESS OTHER ASSETS - (59.0)%		(20,741)
	TOTAL NET ASSETS - 100.00%		$ 35,173

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $54,647 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 1,295
		Unrealized depreciation:	(28)
		Net unrealized appreciation:	$ 1,267

ETF - Exchange Traded Fund.

Ladenburg Growth Fund
PORTFOLIO OF INVESTMENTS
March 31, 2016 (Unaudited)
Shares			Value

	MUTUAL FUNDS - 106.1%
	ALTERNATIVE INVESTMENT - 8.1%
712	AQR Style Premia Alternative LV Fund		$ 7,422
701	JPMorgan Hedged Equity Fund		11,223
			18,645
	DEBT FUND - 17.2%
480	AllianzGI Structured Return Fund		7,451
221	iShares 0-5 Year High Yield Corporate Bond ETF		9,952
196	iShares GNMA Bond ETF		9,919
252	SPDR Doubleline Total Return Tactical ETF		12,444
			39,766
	EQUITY FUND - 80.8%
500	JPMorgan Diversified Return International Equity ETF		24,815
259	Schwab International Small-Cap Equity ETF		7,498
951	Schwab U.S. Large-Cap Growth ETF		49,851
1,037	Schwab U.S. Large-Cap Value ETF		44,809
144	Schwab US Small-Cap ETF		7,494
250	Vanguard Mid-Cap Growth ETF		25,065
315	Vanguard Mid-Cap Value ETF		27,443
			186,975
	TOTAL MUTUAL FUNDS - (Cost - $232,958)		245,386

	MONEY MARKET FUNDS - 8.1%
18,822	Fidelity Institutional Money Market Fund, 0.34% +
	TOTAL SHORT-TERM INVESTMENT (Cost - $18,822)		18,822

	TOTAL INVESTMENTS - 114.2% (Cost - $251,780) (a)		$ 264,208
	LIABILITIES LESS OTHER ASSETS - (14.2)%		(32,811)
	TOTAL NET ASSETS - 100.00%		$ 231,397

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $251,780 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 12,433
		Unrealized depreciation:	(5)
		Net unrealized appreciation:	$ 12,428

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on March 31, 2016.

Ladenburg Income & Growth Fund
PORTFOLIO OF INVESTMENTS
March 31, 2016 (Unaudited)
Shares		Value

	MUTUAL FUNDS - 102.1%
	ALTERNATIVE INVESTMENT - 7.3%
1,261	AQR Style Premia Alternative LV Fund	$ 13,142
1,104	JPMorgan Hedged Equity Fund	17,689
		30,831
	DEBT FUND - 51.0%
849	AllianzGI Structured Return Fund	13,172
389	iShares 0-5 Year High Yield Corporate Bond ETF	17,517
376	iShares 1-3 Year Credit Bond ETF	39,638
434	iShares GNMA Bond ETF	21,965
1162	SPDR Doubleline Total Return Tactical ETF	57,380
360	Vanguard Intermediate-Term Bond ETF	31,057
437	Vanguard Short-Term Bond ETF	35,235
		215,964
	EQUITY FUND - 43.8%
354	JPMorgan Diversified Return International Equity ETF	17,569
308	Schwab International Small-Cap Equity ETF	8,917
1,102	Schwab U.S. Large-Cap Growth ETF	57,767
1,116	Schwab U.S. Large-Cap Value ETF	48,222
172	Schwab US Small-Cap ETF	8,951
223	Vanguard Mid-Cap Growth ETF	22,358
253	Vanguard Mid-Cap Value ETF	22,041
		185,825
	TOTAL MUTUAL FUNDS - (Cost - $418,700)	432,620

	MONEY MARKET FUNDS - 2.3%
9,832	Fidelity Institutional Money Market Fund, 0.34% +
	TOTAL SHORT-TERM INVESTMENT (Cost - $9,832)	9,832

	TOTAL INVESTMENTS - 104.4% (Cost - $428,532) (a)	$ 442,452
	LIABILITIES LESS OTHER ASSETS - (4.4)%	(18,674)
	TOTAL NET ASSETS - 100.00%	$ 423,778

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $428,532 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 14,113
	Unrealized depreciation:	(193)
	Net unrealized appreciation:	$ 13,920

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on March 31, 2016.

Ladenburg Growth & Income
PORTFOLIO OF INVESTMENTS
March 31, 2016 (Unaudited)
Shares		Value

	MUTUAL FUNDS - 99.4%
	ALTERNATIVE INVESTMENT - 7.7%
2,670	AQR Style Premia Alternative LV Fund	$ 27,821
2,674	JPMorgan Hedged Equity Fund	42,833
		70,654
	DEBT FUND - 30.2%
1,792	AllianzGI Structured Return Fund	27,815
821	iShares 0-5 Year High Yield Corporate Bond ETF	36,970
441	iShares 1-3 Year Credit Bond ETF	46,490
731	iShares GNMA Bond ETF	36,996
1132	SPDR Doubleline Total Return Tactical ETF	55,898
542	Vanguard Intermediate-Term Bond ETF	46,758
346	Vanguard Short-Term Bond ETF	27,898
		278,825
	EQUITY FUND - 61.5%
1,498	JPMorgan Diversified Return International Equity ETF	74,346
641	Schwab International Small-Cap Equity ETF	18,557
3,028	Schwab U.S. Large-Cap Growth ETF	158,728
3,418	Schwab U.S. Large-Cap Value ETF	147,692
358	Schwab US Small-Cap ETF	18,630
751	Vanguard Mid-Cap Growth ETF	75,295
854	Vanguard Mid-Cap Value ETF	74,401
		567,649
	TOTAL MUTUAL FUNDS - (Cost - $880,553)	917,128

	MONEY MARKET FUNDS - 1.9%
17,946	Fidelity Institutional Money Market Fund, 0.34% +
	TOTAL SHORT-TERM INVESTMENT (Cost - $17,946)	17,946

	TOTAL INVESTMENTS - 101.3% (Cost - $898,499) (a)	$ 935,074
	LIABILITIES LESS OTHER ASSETS - (1.3)%	(11,949)
	TOTAL NET ASSETS - 100.00%	$ 923,125

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $898,499 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 37,143
	Unrealized depreciation:	(568)
	Net unrealized appreciation:	$ 36,575

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on March 31, 2016.

Ladenburg Aggressive Growth Fund
PORTFOLIO OF INVESTMENTS
March 31, 2016 (Unaudited)
Shares			Value

	MUTUAL FUNDS - 114.4%
	ALTERNATIVE INVESTMENT - 9.6%
289	AQR Style Premia Alternative LV Fund		$ 3,006
565	JPMorgan Hedged Equity Fund		9,054
			12,060
	DEBT FUND - 3.6%
102	iShares 0-5 Year High Yield Corporate Bond ETF		4,593

	EQUITY FUND - 101.2%
305	Global X MLP & Energy Infrastructure ETF		15,137
211	iShares MSCI EAFE Small-Cap ETF		6,108
628	iShares Russell 1000 Growth ETF		32,920
716	iShares Russell 1000 Value ETF		30,938
88	iShares Russell 2000 Growth ETF		4,579
183	iShares Russell 2000 Value ETF		18,348
225	iShares Russell Mid-Cap Growth ETF		19,602
			127,632
	TOTAL MUTUAL FUNDS - (Cost - $136,031)		144,285

	MONEY MARKET FUNDS - 1.3%
1,644	Fidelity Institutional Money Market Fund, 0.34% +
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,644)		1,644

	TOTAL INVESTMENTS - 115.7% (Cost - $137,675) (a)		$ 145,929
	LIABILITIES LESS OTHER ASSETS - (15.7)%		(19,796)
	TOTAL NET ASSETS - 100.00%		$ 126,133

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $137,675 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 8,472
		Unrealized depreciation:	(218)
		Net unrealized appreciation:	$ 8,254

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on March 31, 2016.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). The underlying funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the Fair Value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2016 for each Fund’s investments measured at fair value:

Ladenburg Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$ 55,914	$ -	$ -	$ 55,914
Total	$ 55,914	$ -	$ -	$ 55,914

Ladenburg Growth Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$ 245,386	$ -	$ -	$ 245,386
Short-Term Investment	18,822	-	-	18,822
Total	$ 264,208	$ -	$ -	$ 264,208

Ladenburg Income & Growth Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 432,620	$ -	$ -	$ 432,620
Short-Term Investment	9,832	-	-	9,832
Total	$ 442,452	$ -	$ -	$ 442,452

Ladenburg Growth & Income
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$ 917,128	$ -	$ -	$ 917,128
Short-Term Investment	17,946	-	-	17,946
Total	$ 935,074	$ -	$ -	$ 935,074

Ladenburg Aggressive Growth Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$ 144,285	$ -	$ -	$ 144,285
Short-Term Investment	1,644	-	-	1,644
Total	$ 145,929	$ -	$ -	$ 145,929

* Refer to the Portfolio of Investments for industry classification.
The Funds did not hold any Level 2 or Level 3 securities during the period.
There were no transfers in to or out of levels during the current period presented. It is the Funds’ policy to record transfers between any level at the end of the reporting period.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 05/25/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 05/25/2016

By (Signature and Title)

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer

Date 05/25/2016